Borrowings - CLO Vehicle Credit Facility Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 20, 2023	Sep. 30, 2023	Sep. 30, 2024
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 1,541	$ (1,274)
CLO Vehicle Credit Facility | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 1,541
Maximum borrowing capacity	$ 500,000
Commitment fee percentage	0.50%
CLO Vehicle Credit Facility | Revolving Credit Facility | Line of Credit | CLO Vehicle Credit Facility through the September 21, 2023 termination date
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.75%